Expense Example {- Fidelity Emerging Markets Multifactor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity Emerging Markets Multifactor ETF - Fidelity Emerging Markets Multifactor ETF
Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567